EARNINGS PER COMMON SHARE (Anti-Dilutive Securities Outstanding Excluded from Computation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	19,436,446	9,403,701
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	12,972,664	8,668,701
Convertible Debt Issued December 14, 2011 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	4,706,782
Debt conversion, shares issued	3,061,034
Convertible Debt Issued August 9, 2012 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	742,000
Debt conversion, shares issued	371,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	550,000	700,000
Options Held [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	465,000	35,000